Employee Benefits - Summary of Movements in Stock Options Until The Transaction Date (Detail) - shares	1 Months Ended	6 Months Ended
	Jan. 31, 2023	Jun. 30, 2025
Summary of Number and Weighted Average Exercise Prices of Share Options [Line Items]
Outstanding at the beginning of the year		8,775,326
Granted		1,678,498
Exercised		(1,870,908)
Cancelled		(974,220)
Outstanding		7,608,696
Employee Stock Option Plan [Member]
Summary of Number and Weighted Average Exercise Prices of Share Options [Line Items]
Outstanding at the beginning of the year		675,691
Granted	20,000	0
Exercised		0
Cancelled		0
Outstanding		675,691
Management Stock Option Plan [Member]
Summary of Number and Weighted Average Exercise Prices of Share Options [Line Items]
Outstanding at the beginning of the year		1,932,862
Granted		0
Exercised		(21,134)
Cancelled		0
Outstanding		1,911,728
Founders Stock Option Plan [Member]
Summary of Number and Weighted Average Exercise Prices of Share Options [Line Items]
Outstanding at the beginning of the year		1,013,609
Granted		0
Exercised		0
Cancelled		0
Outstanding		1,013,609
RSU Employees [Member]
Summary of Number and Weighted Average Exercise Prices of Share Options [Line Items]
Outstanding at the beginning of the year		2,333,924
Granted		958,500
Exercised		(754,776)
Cancelled		(642,072)
Outstanding		1,895,576
RSU Management [Member]
Summary of Number and Weighted Average Exercise Prices of Share Options [Line Items]
Outstanding at the beginning of the year		2,596,440
Granted		0
Exercised		(375,000)
Cancelled		(300,000)
Outstanding		1,921,440
RSU Coil Ares [Member]
Summary of Number and Weighted Average Exercise Prices of Share Options [Line Items]
Outstanding at the beginning of the year		222,800
Granted		0
Exercised		0
Cancelled		(32,148)
Outstanding		190,652
ESPP [Member]
Summary of Number and Weighted Average Exercise Prices of Share Options [Line Items]
Outstanding at the beginning of the year		0
Granted		719,998
Exercised		(719,998)
Cancelled		0
Outstanding		0